Equipment on Operating Leases (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Summary of Equipment on Operating Leases

A summary of equipment on operating leases as of December 31, 2015, and 2014 is as follows:

	2015	2014
	(in millions)
Equipment on operating leases	$2,127	$1,814
Accumulated depreciation	(292)	(296)
Net equipment on operating leases	$1,835	$1,518

Lease Payments Owed for Equipment Under Operating Leases

Lease payments owed to CNH Industrial for equipment under non-cancelable operating leases as of December 31, 2015, are as follows:

Amount
(in millions)
2016	$187
2017	112
2018	46
2019	14
2020	29
Beyond 5 years	1
Total	$389